ORDINARY SHARES	6 Months Ended
Mar. 31, 2026
Ordinary Shares
ORDINARY SHARES

NOTE 11 — ORDINARY SHARES

As of March 31, 2026 and September 30, 2025, the Company had 11,205,435 Class A Ordinary Shares and 6,853,674 Class B Ordinary Shares issued and outstanding, par value US$0.0004 per share. Each Class A Ordinary Share entitles the holder to one vote and each Class B Ordinary Share to twenty votes on all matters submitted to a vote of shareholders. There were no changes in the Company’s issued share capital during the six months ended March 31, 2026.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS